UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [ ]; Amendment Number: _________

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MatlinPatterson Global Advisers LLC
Address: 520 Madison Avenue, 35th Floor
         New York, New York 10022-4213

Form 13F File Number: 28-11059

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert H. Weiss
Title:   General Counsel
Phone:   (212)651-9525

Signature, Place, and Date of Signing:

 /s/Robert H. Weiss           New York, NY           October 15, 2009
----------------------     ---------------------    ---------------------
[Signature]                     [City, State]               [Date]

Note: As of the end of the reporting period, no reportable positions of 13F Securities were held in the accounts managed by this reporting manager.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        0

Form 13F Information Table Value Total:      $ 0
                                        -------------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

Not applicable. See note on cover page.

  Column 1       Column 2   Column 3   Column 4          Column 5          Column 6    Column 7               Column 8
--------------   --------   --------   --------   ---------------------   ----------   --------   ---------------------------------
                                                                                                   VOTING      VOTING      VOTING
                 TITLE OF               VALUE     SHRS OR   SH/    PUT/   INVESTMENT    OTHER     AUTHORITY   AUTHORITY   AUTHORITY
NAME OF ISSUER    CLASS      CUSIP     (x$1000)   PRN AMT   PRN    CALL   DISCRETION   MANAGERS     SOLE       SHARED       NONE
--------------   --------   --------   --------   -------   ----   ----   ----------   --------   ---------   ---------   ---------
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------